Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,689,000
Previously Paid Amount	0.00
Total Fee Amount	146.94
Total Offset Amount	0.00
Net Fee	146.94
Narrative - Max Aggregate Offering Price	$ 1,689,000
Final Prospectus	true